Property and Equipment, Net - Summary of Property and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	Feb. 29, 2020 CNY (¥)	Feb. 29, 2020 USD ($)	Feb. 28, 2019 CNY (¥)
Property Plant and Equipment [Line Items]
Construction in progress	¥ 125	$ 18	¥ 90
Total	58,904	8,426	50,593
Less: accumulated depreciation	38,391	5,492	23,593
impairment loss	764	109
Property and equipment, net	19,749	2,825	27,000
Leasehold Improvement
Property Plant and Equipment [Line Items]
Property plant and equipment gross excluding construction in progress	43,052	6,159	36,817
Motor Vehicles
Property Plant and Equipment [Line Items]
Property plant and equipment gross excluding construction in progress	2,593	371	2,593
Electronic Equipment
Property Plant and Equipment [Line Items]
Property plant and equipment gross excluding construction in progress	4,818	688	3,792
Office Equipment & Furniture
Property Plant and Equipment [Line Items]
Property plant and equipment gross excluding construction in progress	¥ 8,316	$ 1,190	¥ 7,301